Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000052260 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000052260 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000052260 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000052260 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000052260 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000052260 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000052260 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052260 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000052260 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000052260 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000052260 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[1]
C000052260 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
C000052260 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
C000052260 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[1]
C000052260 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000052260 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.38%	[1]
C000052260 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.93%	[1]
C000052260 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[1]
C000052259 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000052259 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000052259 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000052259 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000052259 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000052259 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000052259 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052259 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000052259 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000052259 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000052259 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[2]
C000052259 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[2]
C000052259 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[2]
C000052259 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[2]
C000052259 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000052259 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.38%	[2]
C000052259 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.93%	[2]
C000052259 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[2]
C000052258 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000052258 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000052258 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000052258 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000052258 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000052258 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000052258 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052258 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000052258 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000052258 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000052258 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[3]
C000052258 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[3]
C000052258 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[3]
C000052258 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[3]
C000052258 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000052258 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.38%	[3]
C000052258 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.93%	[3]
C000052258 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[3]
C000052257 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000052257 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000052257 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000052257 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000052257 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000052257 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000052257 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052257 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000052257 [Member] | UCB [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000052257 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000052257 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[4]
C000052257 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[4]
C000052257 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[4]
C000052257 [Member] | Managed Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[4]
C000052257 [Member] | Healthcare Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4]
C000052257 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.38%	[4]
C000052257 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.93%	[4]
C000052257 [Member] | Commercial And Residential Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[4]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.